Liquidity risk - Narrative (Details) SFr in Thousands, $ in Millions	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CHF (SFr)
Disclosure of detailed information about borrowings [line items]
Current bank overdrafts	SFr 0		SFr (46)
Bank overdraft facility one, CHF
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	100,000
Bank overdraft facility two, CHF
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	SFr 25,000
Bank overdraft facility three, USD
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity | $		$ 35.0